Principal accounting policies (Convenience Translation - Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2021	Jan. 01, 2020	Dec. 31, 2018
Cash and cash equivalents
cash, , cash equivalents, restricted cash and restricted short-term deposits	$ 2,134,492	$ 1,787,971	$ 482,663
Cash and cash equivalents	1,837,185	1,742,749
Restricted cash	297,022	13,733
Restricted short-term deposits	285	31,489
Impairment of long-lived assets
Impairment charges of intangible assets	0	0	1,195
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest	5,562,465	6,240,907	$ 5,506,976			$ 3,114,747
Retained earnings	2,712,534	$ 2,881,782
Adjustment
Impairment of long-lived assets
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest					$ 1,700
Retained earnings				$ 86,700
Adjustment | Adoption of ASU 2020-06
Impairment of long-lived assets
Retained earnings				$ 86,700
Adjustment | Adoption of ASC326
Impairment of long-lived assets
Retained earnings					$ 1,700
Contract Balance [Member]
Impairment of long-lived assets
Revenue, Remaining Performance Obligation, Amount	67,332
Revenue Remaining Performance Obligation Expected to be Recognized	$ 60,910